UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/10 is included with this Form.

¢ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2010 (Unaudited)

Shares		Value

Common Stocks — 95.5%
Consumer Discretionary — 18.7%
31,000	Aaron’s, Inc.	$1,033,540
7,600	AutoZone, Inc. *	1,315,484
24,000	Bed Bath & Beyond, Inc. *	1,050,240
26,000	Buckle, Inc. (The)	955,760
7,000	Buffalo Wild Wings, Inc. *	336,770
8,000	Deckers Outdoor Corp. *	1,104,000
34,000	DIRECTV Class A *	1,149,540
14,000	Dollar Tree, Inc. *	829,080
35,000	Expedia, Inc.	873,600
20,000	Guess?, Inc.	939,600
4,000	Harman International Industries, Inc. *	187,120
36,000	Johnson Controls, Inc.	1,187,640
4,000	LKQ Corp. *	81,200
8,200	National Presto Industries, Inc.	975,062
2,000	Netflix, Inc. *	147,480
3,000	O’Reilly Automotive, Inc. *	125,130
19,000	Panera Bread Co. Class A *	1,453,310
5,000	Peet’s Coffee & Tea, Inc. *	198,250
3,000	PF Chang’s China Bistro, Inc. *	132,390
13,000	Priceline.com, Inc. *	3,315,000
25,000	Shaw Communications, Inc. Class B	496,750
5,300	Strayer Education, Inc.	1,290,656
40,000	TJX Companies, Inc. (The)	1,700,800
4,000	Tupperware Brands Corp.	192,880
11,900	Unifirst Corp.	612,850
20,000	Warnaco Group, Inc. (The) *	954,200
35,000	Yum! Brands, Inc.	1,341,550
		23,979,882
Consumer Staples — 11.1%
3,000	British American Tobacco PLC ADR	206,700
17,800	Casey’s General Stores, Inc.	558,920
20,000	Church & Dwight Co., Inc.	1,339,000
22,000	Cott Corp. *	170,500
38,000	Diamond Foods, Inc.	1,597,520
40,000	Flowers Foods, Inc.	989,600
16,000	General Mills, Inc.	1,132,640
28,000	Green Mountain Coffee Roasters, Inc. *	2,710,960
9,000	Hansen Natural Corp. *	390,420
28,000	Hormel Foods Corp.	1,176,280
31,000	J&J Snack Foods Corp.	1,347,570
17,500	Lancaster Colony Corp.	1,031,800
37,600	TreeHouse Foods, Inc. *	1,649,512
		14,301,422
Energy — 1.0%
1,400	Core Laboratories N.V.	183,120
4,000	Enbridge, Inc.	191,000
24,000	Southwestern Energy Co. *	977,280
		1,351,400

Shares		Value
Financials — 3.6%
28,000	AFLAC, Inc.	$1,520,120
4,000	Bank of Montreal	242,800
3,200	BlackRock, Inc.	696,832
14,000	Knight Capital Group, Inc. Class A *	213,500
11,000	Royal Bank of Canada	641,850
4,000	Stifel Financial Corp. *	215,000
20,000	T. Rowe Price Group, Inc.	1,098,600
		4,628,702
Health Care — 21.7%
20,000	Allergan, Inc.	1,306,400
20,000	AmerisourceBergen Corp.	578,400
4,000	Bio-Rad Laboratories, Inc. Class A *	414,080
24,800	Catalyst Health Solutions, Inc. *	1,026,224
12,000	Cerner Corp. *	1,020,720
37,000	Computer Programs & Systems, Inc.	1,445,960
5,000	Covance, Inc. *	306,950
20,000	Covidien PLC	1,005,600
4,000	DENTSPLY International, Inc.	139,400
24,000	Edwards Lifesciences Corp. *	2,373,120
5,000	ev3, Inc. *	79,300
17,400	Express Scripts, Inc. *	1,770,624
31,000	Gilead Sciences, Inc. *	1,409,880
12,000	Haemonetics Corp. *	685,800
16,000	Henry Schein, Inc. *	942,400
8,000	Hospira, Inc. *	453,200
18,000	Illumina, Inc. *	700,200
3,000	Intuitive Surgical, Inc. *	1,044,390
5,000	Life Technologies Corp. *	261,350
19,000	Medco Health Solutions, Inc. *	1,226,640
11,000	MEDNAX, Inc. *	640,090
23,000	Novo Nordisk A/S ADR	1,773,760
18,000	Owens & Minor, Inc.	835,020
30,000	ResMed, Inc. *	1,909,500
16,000	Sirona Dental Systems, Inc. *	608,480
31,000	Teva Pharmaceutical Industries Ltd. ADR	1,955,480
17,000	Thermo Fisher Scientific, Inc. *	874,480
33,000	Thoratec Corp. *	1,103,850
2,000	Volcano Corp. *	48,320
		27,939,618

1

¢ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2010 (Unaudited)

Shares		Value
Industrials — 13.2%
5,000	Alliant Techsystems, Inc. *	$406,500
3,000	AMETEK, Inc.	124,380
41,200	Applied Signal Technology, Inc.	806,696
9,000	Cubic Corp.	324,000
12,000	Danaher Corp.	958,920
8,000	Donaldson Co., Inc.	360,960
20,400	Elbit Systems Ltd.	1,305,804
20,000	IHS, Inc. Class A *	1,069,400
24,000	ITT Corp.	1,286,640
16,000	L-3 Communications Holdings, Inc.	1,466,080
4,000	Lennox International, Inc.	177,280
2,000	Middleby Corp. (The) *	115,180
23,000	Oshkosh Corp. *	927,820
20,000	Raytheon Co.	1,142,400
67,000	Rollins, Inc.	1,452,560
16,000	Roper Industries, Inc.	925,440
1,000	Stantec, Inc. *	26,100
16,000	Stericycle, Inc. *	872,000
16,000	United Technologies Corp.	1,177,760
15,000	URS Corp. *	744,150
11,000	Valmont Industries, Inc.	911,130
2,000	W.W. Grainger, Inc.	216,240
6,000	Waste Connections, Inc. *	203,760
		17,001,200
Information Technology — 15.0%
28,000	Accenture PLC Class A	1,174,600
20,800	Advent Software, Inc. *	930,800
12,000	Amphenol Corp. Class A	506,280
6,000	ANSYS, Inc. *	258,840
36,000	Check Point Software Technologies Ltd. *	1,262,160
44,000	Cognizant Technology Solutions Corp. Class A *	2,243,120
20,000	Dolby Laboratories, Inc. Class A *	1,173,400
9,000	Equinix, Inc. *	876,060
7,000	F5 Networks, Inc. *	430,570
4,000	FactSet Research Systems, Inc.	293,480
900	Google, Inc. Class A *	510,309
48,000	Informatica Corp. *	1,289,280
2,000	ManTech International Corp. Class A *	97,660
3,000	MasterCard, Inc. Class A	762,000
2,300	MAXIMUS, Inc.	140,139
6,000	MICROS Systems, Inc. *	197,280
34,000	Open Text Corp. *	1,613,980
68,000	Oracle Corp.	1,746,920
9,000	OSI Systems, Inc. *	252,450
8,000	Salesforce.com, Inc. *	595,600
18,000	Solera Holdings, Inc.	695,700
6,000	SuccessFactors, Inc. *	114,240
40,000	Sybase, Inc. *	1,864,800
7,000	Wright Express Corp. *	210,840
		19,240,508

Shares		Value

Materials — 8.2%
10,000	Airgas, Inc.	$636,200
14,000	Ball Corp.	747,320
12,000	Calgon Carbon Corp. *	205,440
50,000	Crown Holdings, Inc. *	1,348,000
33,000	FMC Corp.	1,997,820
9,300	NewMarket Corp.	957,807
12,000	Praxair, Inc.	996,000
11,000	Rock-Tenn Co. Class A	501,270
20,000	Scotts Miracle-Gro Co. (The) Class A	927,000
16,000	Sigma-Aldrich Corp.	858,560
22,000	Silgan Holdings, Inc.	1,325,060
		10,500,477
Telecommunication Services — 1.1%
29,000	American Tower Corp. Class A *	1,235,690
3,000	Telefonica S.A. ADR	213,300
		1,448,990
Utilities — 1.9%
16,000	ITC Holdings Corp.	880,000
24,000	Questar Corp.	1,036,800
10,000	Wisconsin Energy Corp.	494,100
		2,410,900
	Total Common Stocks And Total Investment Securities (1) — 95.5% (Cost $90,188,488)	$122,803,099

Principal Amount		Value

Short-Term Investments — 3.7%
Repurchase Agreements (2) — 3.7%
$4,700,000	With Morgan Stanley, 0.00%, dated 03/31/10, due 04/01/10, delivery value $4,700,000 (collateralized by $4,785,000 U.S. Treasury Notes 2.3750%, due 08/31/14, with a value of $4,807,283)	4,700,000
	Total Short-Term Investments (3) (Cost $4,700,000)	4,700,000
Cash And Other Assets In Excess Of Liabilities — (0.8%)		1,047,354
Net Assets (4) —100.0%		$128,550,453
Net Asset Value Per Outstanding Share ($128,550,453 ÷ 12,302,284 shares outstanding )		$10.45

*	Non-income producing.

(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.

(2)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

2

¢ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2010 (Unaudited)

(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.

(4)
For federal income tax purposes, the aggregate cost was $94,888,488, aggregate gross unrealized appreciation was $32,891,131, aggregate gross unrealized depreciation was $276,520 and the net unrealized appreciation was $32,614,611.

ADR	American Depositary Receipt.

3

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$122,803,099	$0	$0	$122,803,099
Short Term Investments	0	4,700,000	0	4,700,000

Total Investments in Securities	$122,803,099	$4,700,000	$0	$127,503,099

For the period ended March 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2010